Finance Costs - Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Costs [Abstract]
Interest on convertible loans (note 25)	$ 4,897,486	$ 47,667	$ 137,500
Bank interest and other charges	99,288	81,283	90,947
Interest on lease liabilities	48,776	46,053	40,070
Finance costs	$ 5,045,550	$ 175,003	$ 268,517